Financial assets at fair value through other comprehensive income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Paranthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Held Resale Agreement [Member] | Treasury Bills [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	¥ 136	¥ 0